Equity - Schedule of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance beginning	$ (144)	$ (1,254)		$ 188
Realized (gain) loss on available-for sale securities reclassification adjustment into net income (loss)	(265)	77	[1]	424	[1]
Unrealized gain on investments	600	1,086	[1]	(1,353)	[1]
Foreign currency translation	44	(53)		(513)
Reclassification on sale of subsidiary	356
Balance ending	591	(144)		(1,254)
Reserve from financial assets measured at fair value through OCI [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance beginning	234	(929)
Realized (gain) loss on available-for sale securities reclassification adjustment into net income (loss)	(265)	77		424
Unrealized gain on investments	600	1,086		(1,353)
Foreign currency translation
Reclassification on sale of subsidiary
Balance ending	569	234		(929)
Gain (loss) on foreign currency translation [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance beginning	(378)	(325)		188
Realized (gain) loss on available-for sale securities reclassification adjustment into net income (loss)
Unrealized gain on investments
Foreign currency translation	44	(53)		(513)
Reclassification on sale of subsidiary	356
Balance ending	$ 22	$ (378)		$ (325)

[1]	Reclassified in respect of discontinued operation – see note 4 to the financial statements.